Submission	Sep. 17, 2026
Submission [Line Items]
Central Index Key	0001286043
Registrant Name	KITE REALTY GROUP TRUST
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES